CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (37,871)	$ 21,206	$ 21,206
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	116,329		143,993
Net book value of property buyouts	30,505	45,589	45,589
Impairment expense	17,216	14,566	14,566
Bad debt expense	0	28,299	28,299
Change in fair value of warrant liability	(6,439)	(36,573)	(36,573)
Stock-based compensation	6,439		13,020
Amortization of debt discount	5,275		2,701
Amortization of debt issuance costs	361		357
Accrued PIK interest	2,121		1,547
Amortization of right-of-use assets	367
Change in operating assets and liabilities:
Accounts receivable	0		(28,670)
Property held for lease	(151,843)		(198,841)
Prepaid expenses and other current assets	(4,266)		(3,847)
Accounts payable	(765)		344
Accrued liabilities	2,719		(1,008)
Lease liabilities	(413)
Unearned revenues	(583)		(517)
Net cash (used in) provided by operating activities	(20,848)		2,166
Cash flows from investing activities:
Purchases of property and equipment	(168)		(384)
Additions to capitalized software	(1,337)		(1,052)
Net cash used in investing activities	(1,505)		(1,436)
Cash flows from financing activities:
Principal repayments on revolving line of credit	(22,477)		(20,471)
Proceeds from revolving line of credit	18,517		7,036
Proceeds from exercise of stock options	67		678
Repurchases of restricted stock	(344)		0
PIPE proceeds	0		150,000
Merger financing, net of redemptions	0	251,109	251,109
Consideration paid to selling shareholders	0		(329,560)
Transaction cost paid	0		(32,688)
Net cash (used in) provided by financing activities	(4,237)		26,104
Net (decrease) increase in cash, cash equivalents and restricted cash	(26,590)		26,834
Cash, cash equivalents and restricted cash at beginning of period	96,431	69,597
Cash, cash equivalents and restricted cash at end of period	69,841	96,431	$ 69,597
Supplemental disclosure of cash flow information:
Cash paid for interest	12,032	11,628
Cash paid for taxes	446	416
Right-of-use assets obtained in exchange for operating lease liabilities	1,139	0
Cash paid for operating leases	511	0
Exchange of redeemable convertible preferred shares	0	49,894
Assumed warrant liability in connection with Merger	0	44,272
Exercise of common stock warrant accounted for as a liability	0	13,102
Transaction costs included in other assets	$ 0	$ 846